Long-term debt - Schedule of Maturities on Senior Financing (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
2025	$ 14,665
2026	10,679
2027	4,029
2028	3,179
2029 and thereafter	1,175
Long-term debt	33,727
Capital lease obligations
Debt Instrument [Line Items]
2025	398
2026	359
2027	362
2028	304
2029 and thereafter	190
Long-term debt	1,613
Other Bank Financing
Debt Instrument [Line Items]
2025	126
2026	124
2027	124
2028	0
2029 and thereafter	0
Long-term debt	374
Term loan facilities
Debt Instrument [Line Items]
2025	14,141
2026	10,196
2027	3,543
2028	2,875
2029 and thereafter	985
Long-term debt	$ 31,740